Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and other post-retirement benefits
Pension and other post-employment benefits
In conjunction with recent utilities acquisitions, the Company assumed defined benefit pension and OPEB plans for qualifying employees in the related acquired businesses. The legacy plans of the electricity and gas utilities are non-contributory defined pension plans covering substantially all employees. Benefits are based on each employee’s years of service and compensation. Liberty Utilities initiated a defined benefit cash balance pension plan covering substantially all its new employees and current employees at its water utilities, under which employees are credited with a percentage of base pay plus a prescribed interest rate credit. The Company’s policy is to make pension contributions within the range determined by generally accepted actuarial principles. The OPEB plans provide health care and life insurance coverage to eligible retired employees. Eligibility is based on age and length of service requirements and, in most cases, retirees must cover a portion of the cost of their coverage.
The Company acquired the Pine Bluff Water System, the Peach State Gas System and New England Gas System in 2013; therefore, the pension and OPEB implications for those current acquisitions are not included in the December 31, 2012 comparative information.

(a)	Net pension and OPEB obligation
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as at December 31:

	Pension benefits		OPEB
	2013	2012	2013	2012
Change in projected benefit obligation
Projected benefit obligation, at beginning of year	$104,291	$239	$31,674	$—
Projected benefit obligation assumed from business combination	73,601	101,840	17,943	30,637
Modifications to pension plan	81			—
Service cost	3,273	1,288	1,602	803
Interest cost	4,350	1,906	1,508	606
Actuarial (gain)/loss	(11,395)	2,736	(8,499)	857
Benefits paid	(3,597)	(1,507)	(1,158)	(601)
Loss/(gain) on foreign exchange	7,509	(2,211)	2,329	(628)
Projected benefit obligation at end of year	$178,113	$104,291	$45,399	$31,674
Change in plan asset
Fair value of plan assets at beginning of year	66,524	203	10,195	—
Plan assets acquired in business combination	57,285	68,045	658	10,786
Actual return on plan assets	10,733	1,223	1,730	—
Employer contributions	3,013	—	1,208	231
Benefits paid	(3,597)	(1,507)	(1,158)	(601)
Loss/(gain) on foreign exchange	5,322	(1,440)	762	(221)
Fair value of plan assets at end of year	$139,280	$66,524	$13,395	$10,195
Unfunded status	$(38,833)	$(37,767)	$(32,004)	$(21,479)
Amounts recognized in the consolidated balance sheets consists of:
Current liabilities	(305)	—	—	—
Non-current liabilities	(38,528)	(37,767)	(32,004)	(21,479)
Net amount recognized	$(38,833)	$(37,767)	$(32,004)	$(21,479)

11.	Pension and other post-employment benefits (continued)

(b)	Net pension and OPEB obligation (continued)
The accumulated benefit obligation for the pension plans was $162,179 and $97,687 at December 31, 2013 and 2012, respectively.
The amounts recognized in accumulated other comprehensive loss before tax were as follows:

	Accumulated other comprehensive income
	Pension	OPEB
Balance, January 1, 2012	$53	$—
Current year net actuarial gain	3,298	857
Amortization of net actuarial loss	(2)	(32)
Foreign exchange	(16)	(4)
Balance at December 31, 2012	$3,333	$821
Current year net actuarial loss	(18,011)	(9,644)
Current year prior service loss	82	—
Amortization of net actuarial loss	(23)	(26)
Foreign exchange	234	(234)
Balance at December 31, 2013	$(14,385)	$(9,083)

(c)	Assumptions
Weighted average assumptions used to determine net benefit cost for 2013 and 2012 were as follows:

	Pension benefits		OPEB
	2013	2012	2013	2012
Discount rate	3.68%	3.89%	3.69%	3.97%
Expected return on assets	5.51%	5.50%	5.18%	4.66%
Rate of compensation increase	3.13%	3.31%	2.97%	N/A
Healthcare cost trend rate
Before Age 65			7.68%	8.48%
Age 65 and after			7.68%	7.50%
Assumed Ultimate Medical Inflation Rate			4.80%	5.00%
Year in which Ultimate Rate is reached			2019	2017

Weighted average assumptions used to determine net benefit obligation for 2013 and 2012 were as follows:

	Pension benefits		OPEB
	2013	2012	2013	2012
Discount rate	4.55%	3.62%	4.60%	3.75%
Expected return on assets	7.00%	5.50%	5.53%	4.66%
Rate of compensation increase	2.97%	3.09%	2.97%	N/A

In selecting an assumed discount rate, the Company uses a modeling process that involves selecting a portfolio of high-quality corporate debt issuances (AA- or better) whose cash flows (via coupons or maturities) match the timing and amount of the Company’s expected future benefit payments. The Company considers the results of this modeling process, as well as overall rates of return on high-quality corporate bonds and changes

11.	Pension and other post-employment benefits (continued)

(c)	Assumptions (continued)
in such rates over time, to determine its assumed discount rate.  The rate of return assumptions are based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations
The effect of a one percent change in the assumed health care cost trend rate (HCCTR) for 2013 is as follows:

2013
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$5,829
Total service and interest cost	580
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(4,427)
Total service and interest cost	(456)

(d)	Benefit costs
The following table lists the components of net benefit costs for the pension plans and OPEB recorded as part of administrative expenses in the consolidated statements of operations. The employee benefit costs related to business acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2013	2012	2013	2012
Service cost	$3,273	$1,288	$1,602	$803
Interest cost	4,350	1,906	1,508	606
Expected return on plan assets	(4,160)	(1,785)	(602)	—
Amortization of net actuarial loss	23	2	26	32
Net benefit cost	$3,486	$1,411	$2,534	$1,441

The net actuarial gain for the defined benefit pension plans and OPEB that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are $283 and $608, respectively.

(e)	Plan assets
The Company’s investment strategy for its pension and post-retirement plan assets is to maintain a diversified portfolio of assets with the primary goal of meeting long-term cash requirements as they become due.
The Company's target asset allocation is as follows:

Asset Class	Target (%)	Range (%)
Equity Securities	79%	48.9%-88.5%
Debt Securities	17%	21.1%-51.1%
Other	4%	0%-11.5%
The fair values of investments as at December 31, 2013, by asset category, are as follows:

Asset Class	Level 1	Percentage
Equity Securities	110,073	79%
Debt Securities	23,173	17%
Other	6,035	4%

As at December 31, 2013, the funds do not hold any material investments in APUC.

11.	Pension and other post-employment benefits (continued)

(f)	Cash flows
The Company expects to contribute $7,539 to its pension plans and $1,339 to its post retirement benefit plans in 2014.
The expected benefit payments over the next ten years are as follows:

	2014	2015	2016	2017	2018	2019-2023
Pension plan	$8,320	$8,238	$8,812	$9,374	$9,839	$55,838
OPEB	1,339	1,247	1,400	1,547	1,727	11,176

(g)	Defined contribution pension plans
The Company also provides defined contribution pension plans to its employees. The Company's contributions for 2013 were $2,437 (2012 - $1,108).